Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (7,372,606)	$ (129,912)	$ (7,339,890)	$ (3,212,248)
Adjustments to reconcile net income (loss) to net cash (used in) operating activities:
Amortization of debt discount	940,102	69,168	777,964	76,230
Change in derivative liabilities	(433,181)	26,937	107,574	147,495
Depreciation	5,365	10,337	55,280	19,744
Convertible notes issued for services rendered				75,000
Derivatives expenses	1,356,439
Imputed interest expense	539	1,051	3,345	8,995
Loss on disposal	5,902	10,337
Loss on loans settlement	58,059		1,041,445
Impairment loss			605,488
Non-cash lease expense	6,216	41,805	123,014	88,058
Stock issued for services rendered	4,223,390	640,000	2,860,813	2,303,390
Stock issued for in process research and development	601,852
(Increase) decrease in operating assets:
Inventory	(3,536)	(13,410)	3,853	1,327
Prepaid expenses	1,000	(104,030)	362,187	(346,654)
(Decrease) increase in operating liabilities:
Accounts payable	(29,790)	(27,647)	36,131	58,102
Accrued interest payable	998	22,630	212,690	42,564
Accrued compensation - related parties	(3,000)	12,000	96,000	58,488
Lease Liabilities, net	(6,216)	(44,893)	(162,520)	(82,487)
Rent Deposit	(3,599)	(26,893)	(26,893)	4,433
Billing in excess of costs and estimated earnings		(1,283,506)	(1,657,998)	1,657,998
NET CASH (USED IN) OPERATING ACTIVITIES	(652,066)	(796,026)	(2,155,944)	900,435
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for license				(70,000)
Capital expenditures for property and equipment		(43,966)	(27,392)	(33,554)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		(43,966)	(27,392)	(103,554)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings - related parties	9,820		11,919	165,571
(Repayment) to borrowings - related parties	(27,486)	(41,077)	(40,000)	(121,038)
Proceeds from borrowings	1,363,000	150,000	960,250	370,000
(Repayment) to capital leases			(16,068)
(Repayment) to borrowings			(15,421)
(Repayment) to borrowings	(377,500)	(2,500)		(6,500)
Proceeds from sales of stock	100,000	46,500	46,500	35,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,067,834	152,923	947,180	443,033
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	415,768	(687,069)	(1,236,136)	1,239,914
CASH AND CASH EQUIVALENTS: Beginning of period	22,574	1,258,710	1,258,710	18,796
CASH AND CASH EQUIVALENTS: End of period	438,342	571,641	22,574	1,258,710
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	106,677	2,394	2,674	27,352
Non-cash transactions:
Common shares issued for notes conversion	502,050	55,000	1,282,386
Related party's note settled in shares		225,000	109,278
Common shares issued for loan settlement	111,466		86,771
Stock payable			25,000
Cancellation of common shares		39,000	99,643
Settlement of derivative liabilities	763,241		907,551
Issuance of Series B for investment			605,488
Equipment purchases financed with long-term debt				37,027
Common shares issued for notes payable				350,000
Common shares issued for licensing agreement				25,000
Common shares issued for debt inducement				105,000
Note issued for acquisition				75,000
Reverse acquisition				18,686
Discounts on convertible notes	(1,450,000)	148,665	876,098	311,250
Lease Inception		$ 348,279	$ 348,279	$ 355,540